RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS, Statement of Operations (Details) - USD ($)	3 Months Ended			6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Statement of Operations [Abstract]
Change in fair value of warrants	$ 5,068,000	$ 181,000	$ 181,000	$ (7,240,000)
Transaction costs allocated to warrant liability		(580,000)	(580,000)	(580,000)
Loss before provision for income taxes	1,517,138	(429,155)	(429,155)	(8,247,187)
Net Loss	1,517,138	$ (429,155)	$ (429,155)	$ (8,247,187)
Class B Common Stock [Member]
Statement of Operations [Abstract]
Net Loss	$ 0
Basic and diluted net loss per share	$ 0.26	$ (0.07)	$ (0.07)	$ (1.51)
As Previously Reported [Member]
Statement of Operations [Abstract]
Change in fair value of warrants		$ 0	$ 0	$ 0
Transaction costs allocated to warrant liability		0	0	0
Loss before provision for income taxes		(30,155)	(30,155)
Net Loss		$ (30,155)	$ (30,155)	$ (427,187)
As Previously Reported [Member] | Class B Common Stock [Member]
Statement of Operations [Abstract]
Basic and diluted net loss per share		$ (0.01)	$ (0.01)	$ (0.08)
Accounting For Warrants [Member | Revision of Prior Period, Change in Accounting Principle, Adjustment [Member]
Statement of Operations [Abstract]
Change in fair value of warrants		$ 181,000	$ 181,000	$ (7,240,000)
Transaction costs allocated to warrant liability		(580,000)	(580,000)	(580,000)
Loss before provision for income taxes		(399,000)	(399,000)
Net Loss		$ (399,000)	$ (399,000)	$ (7,820,000)
Accounting For Warrants [Member | Revision of Prior Period, Change in Accounting Principle, Adjustment [Member] | Class B Common Stock [Member]
Statement of Operations [Abstract]
Basic and diluted net loss per share		$ (0.06)	$ (0.06)	$ (1.43)